UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                FORM 13F

                            FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  MARCH 31, 1999

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Lorain National Bank
                Trust and Investment Management Department
Address:        457 Broadway
                Lorain Ohio 44052

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mr. Gerald S. Falcon
Title:          Vice President, Operations
Phone:          440-244-7263

Signature, Place, and Date of Signing:

        Gerald S. Falcon              Lorain Ohio         06/07/99
        _______________________  ______________________  __________
              (Signature)             (City, State)         (Date)

Report Type (Check only one.):

[ x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are not entries in this list, omit this section.]

        Form 13F File Number    Name

        28-
        -------------           ---------------------------------
        [Repeat as necessary.]

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None

                                                -----------------
Form 13F Information Table Entry Total:          84
                                                -----------------
Form 13F Information Table Value Total:         $165,986
                                                -----------------
                                                   (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

        No.             Form 13F File Number            Name
                                                        NONE
        ----               --------                     --------------

        (Repeat as necessary.)


REPORT PTR289  1N LORAIN NATIONAL BANK              SECURITIES AND EXCHANGE
COMMISSION FORM 13-F        05/24/99           PAGE    1
                     AS OF 03/31/99
- - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - -
COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -

INVESTMENT
                                                  MARKET
DISCRETION                    VOTING AUTHORITY
                                                  VALUE    SHS OR   SH/ PUT/
SOLE SHR OTHER             SOLE      SHARED     NONE
     ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL
(A) (B) (C)  MANAGERS      (A)        (B)       (C)

A T & T CORP                         001957109     3,742     46,883 SH
X                      23,270        100     23,513
ABBOTT LABORATORIES                  002824100     1,435     30,661 SH
X                      16,299                14,362
AMERICAN HOME PRODUCTS CORPORATION   026609107     3,092     47,380 SH
X                      33,488                13,892
AMERICAN INTERNATIONAL GROUP INC     026874107     1,943     16,105 SH
X                       8,903                 7,202
AMERITECH CORPORATION                030954101     1,387     24,072 SH
X                      16,748        300      7,024
ATLANTIC RICHFIELD COMPANY           048825103     1,657     22,666 SH
X                      16,916                 5,750
BP AMOCO PLC                         055622104       884      8,748 SH
X                       7,427                 1,321
ADR SPONSORED
BMC SOFTWARE INC                     055921100     1,470     39,650 SH
X                      17,658        600     21,392
BANK ONE CORPORATION                 06423A103       936     17,004 SH
X                      17,004
BANKAMERICA CORP                     06605F102       250      3,541 SH
X                       1,245                 2,296
BELL ATLANTIC CORPORATION            077853109     1,107     21,418 SH
X                      14,768                 6,650
BELLSOUTH CORPORATION                079860102     1,910     47,672 SH
X                      31,888        400     15,384
BESTFOODS                            08658U101     1,327     28,229 SH
X                      13,558        400     14,271
BRISTOL MYERS SQUIBB CO.             110122108     4,176     65,124 SH
X                      43,704        700     20,720
CHEVRON CORP                         166751107     1,805     20,338 SH
X                      11,706        200      8,432
CISCO SYS INC                        17275R102     4,348     39,687 SH
X                      15,200        800     23,687
COCA COLA COMPANY                    191216100     1,615     26,311 SH
X                      14,943        400     10,968
WALT DISNEY COMPANY COMMON           254687106       376     12,065 SH
X                       5,040                 7,025
FORMERLY WALT DISNEY PRODUCTIONS
E I DU PONT DE NEMOURS & COMPANY     263534109       384      6,619 SH
X                       5,204                 1,415
DUKE ENERGY CORP                     264399106       214      3,900 SH
X                       2,800                 1,100
EMERSON ELECTRIC COMPANY             291011104     1,205     22,766 SH
X                      11,314        200     11,252
ENRON CORP                           293561106       458      7,124 SH
X                       6,848                   276
EXXON CORPORATION                    302290101     5,472     77,547 SH
X                      58,907        600     18,040
FEDERAL NATL MTG ASSN                313586109     2,375     34,302 SH
X                      18,600                15,702
FEDERATED SHORT-TERM                 313907107       204     19,730 SH
X                      19,730
MUNICIPAL TRUST #24
FEDERATED GNMA BOND FUND             314184102     4,147    367,296 SH
X                     209,878      3,881    153,536
FEDERATED INCOME TRUST               314199100       146     14,162 SH
X                       6,595      4,228      3,337
FEDERATED U S GOVERNMENT SECURITIES  31428M100       477     45,606 SH
X                      35,875      3,435      6,295
1 TO 3 YR INSTRUMENTS
FEDERATED U S GOVERNMENT SECURITIES  31428P103       481     44,871 SH
X                      37,337      3,957      3,576
2 TO 5 YR INSTRUMENTS
FIFTH THIRD BANCORP                  316773100     1,062     16,110 SH
X                       8,761                 7,349
FIRSTMERIT CORP                      337915102     1,256     48,773 SH
X                      41,398                 7,375
FLEET FINANCIAL GROUP, INC           338915101       398     10,576 SH
X                      10,576
FORD MOTOR COMPANY                   345370100       500      8,820 SH
X                       8,820
GTE CORPORATION                      362320103       332      5,482 SH
X                       5,482
GENERAL ELECTRIC COMPANY             369604103     7,694     69,554 SH
X                      49,436        600     19,518
GILLETTE COMPANY                     375766102     1,062     17,870 SH
X                       8,370        400      9,100
HARTFORD LIFE INC                    416592103       314      5,700 SH
X                       1,000                 4,700
CL A
HEALTH MGMT ASSOC INC CLASS A        421933102       332     27,209 SH
X                      11,599                15,610
H J HEINZ COMPANY                    423074103       749     15,801 SH
X                      14,200                 1,601
HERSHEY FOODS CORPORATION            427866108       418      7,450 SH
X                       3,600                 3,850
HEWLETT PACKARD CO                   428236103       782     11,539 SH
X                       4,178        200      7,161
HOME DEPOT INC                       437076102       977     15,700 SH
X                       2,500        600     12,600
INTEL CORPORATION                    458140100    10,046     84,510 SH
X                      38,200        575     45,735
FEDERATED INTERMEDIATE               458810108       202     18,951 SH
X                      16,693                 2,258
MUNICIPAL TRUST
INTERNATIONAL BUSINESS MACHINES      459200101     1,482      8,362 SH
X                       5,412                 2,950
INTERPUBLIC GROUP COS INC            460690100     1,508     19,364 SH
X                       7,214        300     11,850
JOHNSON AND JOHNSON                  478160104     2,340     25,023 SH
X                      10,869        350     13,804
KEYCORP                              493267108     1,724     56,866 SH
X                      45,834                11,032
LNB BANCORP INC                      502100100    10,131    393,450 SH
X                     112,533               280,917
LILLY ELI & CO                       532457108     2,372     27,950 SH
X                      17,850        200      9,900
LINEAR TECHNOLOGY CORP               535678106       400      7,800 SH
X                         696                 7,104
LUCENT TECHNOLOGIES INC              549463107     7,375     68,288 SH
X                      36,490        500     31,298
MBNA CORP                            55262L100       563     23,600 SH
X                      12,000                11,600
MEDTRONIC INC                        585055106     2,186     30,416 SH
X                       9,918        300     20,198
MERCK & CO. INC.                     589331107     4,879     60,891 SH
X                      32,924        600     27,367
MICROSOFT                            594918104    15,105    168,532 SH
X                      80,900        800     86,832
MOBIL CORPORATION                    607059102     3,168     36,000 SH
X                      17,468        300     18,232
MOTOROLA INC                         620076109     1,290     17,609 SH
X                       6,075        700     10,834
FEDERATED OHIO MUNICIPAL INCOME FUND 625922307       248     21,218 SH
X                      21,218
 CLASS F
NATIONAL CITY CORPORATION            635405103     1,203     18,118 SH
X                      18,118
NORDSON CORPORATION                  655663102       741     13,294 SH
X                      10,837                 2,457
ORACLE CORP                          68389X105     2,073     78,602 SH
X                      32,125        900     45,577
PNC BANK CORP.                       693475105       211      3,802 SH
X                       1,474                 2,328
PFIZER INC                           717081103     4,659     33,578 SH
X                      14,323        200     19,055
PIONEER HI BRED INTL INC             723686101       442     11,750 SH
X                       5,850                 5,900
PROCTER & GAMBLE CO                  742718109     1,013     10,346 SH
X                       6,616        330      3,400
PROGRESSIVE CORP OHIO                743315103     1,962     13,675 SH
X                       6,975                 6,700
RAYTHEON CO CLASS B                  755111408       915     15,600 SH
X                       9,100                 6,500
ROYAL DUTCH PETROLEUM CO             780257804     2,639     50,750 SH
X                      30,288        800     19,662
NY REG SHS 1.25
SBC COMMUNICATIONS INC               78387G103     2,167     45,926 SH
X                      35,520        600      9,806
SANMINA CORP                         800907107       318      4,995 SH
X                       1,000                 3,995
SARA LEE CORPORATION                 803111103     1,937     78,270 SH
X                      44,656        800     32,814
FORMERLY CONSOLIDATED FOODS
SCHERING-PLOUGH CORPORATION          806605101     1,346     24,356 SH
X                      24,356
SOLECTRON CORP                       834182107     2,806     57,782 SH
X                      12,182        800     44,800
SPRINT CORP                          852061100     2,944     30,004 SH
X                      27,073                 2,931
SPRINT CORP PCS                      852061506       512     11,543 SH
X                      10,272                 1,271
GROUP SERIES 1
STATE STREET CORP                    857477103     1,217     14,802 SH
X                       9,200                 5,602
STEEL DYNAMICS INC                   858119100       812     49,027 SH
X                                            49,027
SUN MICROSYSTEMS INC                 866810104     3,127     25,000 SH
X                       7,800        700     16,500
SUNTRUST BANKS, INC.                 867914103     1,164     18,702 SH
X                      12,500                 6,202
WALGREEN CO                          931422109       335     11,872 SH
X                      11,872
WELLS FARGO AND CO                   949746101     1,064     30,355 SH
X                      11,360                18,995
WRIGHT NEAR TERM BOND FUND           982349201       188     18,437 SH
X                      18,437
(BFBT-NTB)
NORTHERN SAVINGS & LOAN COMPANY      996196MS7       273      5,568 SH
X                                             5,568
        FINAL TOTALS                             165,986